Financial risk management	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Financial risk management

30.	Financial risk management
It comprises the management of the main risks, that due to the nature of their operations, IFS and its Subsidiaries are exposed to; and correspond to: credit risk, market risk, liquidity risk, insurance risk and real estate risk.

•	Credit risk: possibility of loss due to inability or lack of willingness to pay of debtors, counterparts or third parties bound to comply with their contractual obligations.

•
Market risk: probability of loss in positions on and off the consolidated statement of financial position derived from variations in market conditions; it generally includes the following types of risk: exchange rate; fair value by interest rate, price, among others.

•	Liquidity risk: possibility of loss due to noncompliance with the requirements of financing and fund application that arise from mismatches of cash flows.

•	Insurance risk: possibility that the actual cost of claims and payments will differ from the estimates.

•	Real estate risk: possibility of significant loss in rental income due to the insolvency of the lessee or, a decrease in the market value of real estate investments.
To manage the risks detailed above, every Subsidiary of the Group has a specialized structure and organization in their management, measurement systems, as well as mitigation and coverage processes, according to specific regulatory needs and requirements for the development of its business. The Group and its Subsidiaries, mainly Interbank, Interseguro and Inteligo Bank, operate independently but in coordination with the general provisions issued by the Board of Directors and Management of IFS. The Board of Directors and Management of IFS are ultimately responsible for identifying and controlling risks. The Company has an Audit Committee comprised of three independent directors, pursuant to Rule
10A-3
of the Securities Exchange Act of the United States; and one of them is a financial expert according to the regulations of the New York Stock Exchange. The Audit Committee is appointed by the Board of Directors and its main purpose is to monitor and supervise the preparation processes of financial and accounting information, as well as the audits over the financial statements of IFS and its Subsidiaries.
Also, the Audit Committee is responsible of assisting the Board of Directors in the monitoring and supervising, thus helping to ensure:

•	The quality and comprehensiveness of IFS’s financial statements, including its disclosures.

•	The existence of adequate procedures to assess, objectively and periodically, the effectiveness of the internal control system over the financial report.

•	The compliance with the legal and regulatory framework.

•	The qualification and independence of external auditors.

•	The performance of external auditors.

•	The implementation by Management of an adequate internal control system, in particular the internal control system over the financial report.
The Company has an Internal Audit Division which is responsible for monitoring the key processes and controls to ensure an adequate low risk control according to the standards defined in the Sarbanes Oxley Act.

Management is responsible of the preparation, presentation and comprehensiveness of the Group’s consolidated financial statements, the suitability of the principles and accounting policies it uses, the establishment and upkeeping of the internal control over the financial information, as well as the facilitation of communications among external auditors, IFS’s managers, Audit Committee and the Board of Directors.

(a)	Structure and organization of risk management -
The Group’s risk management structure and organization for each of its Subsidiaries is as follows:

(i)	Interbank -
Board of Directors
Interbank’s Board of Directors is responsible for establishing an appropriate and integral risk management and promoting an internal environment that facilitates its development. The Board is continuously informed about the exposure degree of the various risks managed by Interbank.
The Board has created several specialized committees to which it has delegated specific tasks to strengthen risk management and internal control.
Audit Committee
The Audit Committee’s main purpose is to monitor that the accounting financial reporting processes are appropriate, as well as to evaluate the activities performed by the auditors, both internal and external. The Committee is comprised of three members of the Board and the Chief Executive Officer, the Internal Auditor, the Vice-President of Corporate and Legal Affairs and other executives may also participate therein, when required. The Committee meets at least six times a year in ordinary sessions and informs the Board about the most relevant issues discussed.
Comprehensive Risk Management Committee
The Comprehensive Risk Management Committee (henceforth “GIR”, by its Spanish acronym) is responsible for approving the policies and organization for comprehensive risk management, as well as the amendments to said policies. This Committee defines the level of tolerance and the exposure degree to risk that Interbank is willing to assume in its business and also decides on the necessary actions aimed at implementing the required corrective measures in case of deviations from the levels of tolerance to risk. The Committee is comprised of two Directors, the Chief Executive Officer and the Vice-Presidents. The Committee reports monthly to the Board of Directors the main issues it has discussed and the resolutions taken in the previous meeting
.
Assets and Liabilities Committee
The main purpose of the Assets and Liabilities Committee (henceforth “ALCO”) is to manage the financial structure of the statement of financial position of Interbank, based on profitability and risk targets. The ALCO is also responsible for the proposal of new products or operations that contain components of market risk. Likewise, it is the communication channel with the units that generate market risk. The ALCO meets monthly and it is comprised of the Chief Executive Officer, the Vice-Presidents of Risks, Commercial, Finance, Operations, Distribution Channels, Capital Market and the Manager of Treasury / Position Desk.

Internal Audit Division -
Risk management processes of Interbank are monitored by the Internal Audit Division, which examines both the adequacy of the procedures and the compliance with them. The Internal Audit Division discusses the results of all assessments with Management and reports its findings and recommendations to the Audit Committee and Board of Directors.
(ii)	Interseguro -
Board of Directors
The Board of Directors is responsible for the overall approach to risk management and it is responsible for the approval of the policies and strategies currently used. The Board of Directors provides the principles for overall risk management, as well as the policies prepared for specific areas, such as foreign exchange risk, interest rate risk, credit risk and the use of derivative and non-derivative
financial instruments.
Audit Committee
The main purpose of the Audit Committee is to monitor that the accounting and financial reporting process are appropriate, as well as to assess the activities performed by External and Internal Auditors. The Audit Committee is comprised of three Board members who do not fulfil any executive position within Interseguro, being at least one of them an Independent Director, who leads the Committee and cannot lead any other Committee within Interseguro. The Committee sessions can be attended by the Chief Executive Officer, the Audit Manager, the External Auditors and other executives when required. The Committee meets at least six times a year in ordinary sessions and informs the Board on the most relevant issues it has addressed.
Risk Committee
The Risk Committee is a corporate body created by the Board. It is responsible of defining the business risk limits of Interseguro through the approval of risk policies and the corrective measures needed to maintain adequate levels of risk tolerance. The Risk Committee is comprised of four Board members, the Risk Manager and the Chief Executive Officer.
Investment Committee
The Investment Committee is responsible of approving the limits of each security or real estate that may be included in Interseguro’s investment portfolio. This Committee is comprised of several Board Members, the Chief Executive Officer and the Vice-President of Investments.
Internal Audit Division
Risk management processes throughout Interseguro are monitored by the Internal Audit Division, which reviews and assesses the design, scope and functioning of the internal control system and verifies the compliance of the legal requirements, policies, standards and procedures. The Internal Audit Division discusses the results of all assessments with Management and reports its findings and recommendations to the Audit Committee and Board of Directors.

(iii)	Inteligo Bank -
Inteligo Bank’s Board of Directors is responsible for the establishment and monitoring of the risk administration policies. To manage and monitor the various risks Inteligo Bank is exposed to, the Board of Directors has created the Credit and Investment Committee, the Assets and Liabilities Committee, the Credit Risk Committee and the Audit Committee.
Due to the
Covid-19
pandemic, that started in March 2020, the Group, through its different risk management bodies, has been monitoring and implementing diverse measures to address and counter the negative effects of the pandemic on its subsidiaries. See Note 1(b.3).

(b)	Risk measurement and reporting systems -
The Group uses different models and rating tools. These tools measure and value the risk with a prospective vision, thus allowing the making of better risk decisions in the different stages or life cycle of client or product.
Said models and tools are permanently monitored and periodically validated to assure that the levels of prediction and performance are being maintained and to make the corrective actions or adjustments, when needed.
(c)	Risk mitigation and risk coverage -
To mitigate its exposure to the various financial risks and provide adequate coverage, the Group has established a series of measures, among which the following stand out:

•	Policies, procedures, methodologies, models and parameters aimed to allow for the identification, measurement, control and reporting of diverse financial risks;

•	Review and assessment of diverse financial risks, through specialized units of risk screening;

•	Timely monitoring and tracking of diverse financial risks and their maintenance within a defined tolerance level;

•	Compliance with regulatory limits and establishment of internal limits for exposure concentration; and

•	Procedures for managing guarantees.
Likewise, as part of its comprehensive risk management, in certain circumstances the Group uses derivative financial instruments to mitigate its risk exposure, which arises from the variations in interest rates and foreign exchange rates.

(d)	Risk concentration -
Through its policies and procedures, the Group has established the guidelines and mechanisms needed to prevent excessive risk concentration. In case any concentration risk is identified, the Group works with specialized units that enable it to control and manage said risks.

30.1	Credit risk

(a)
The Group opts for a credit risk policy that ensures sustained and profitable growth in all its products and business segments it operates. In doing so, it applies assessment procedures for the adequate decision-making, and uses tools and methodologies that allow the identification, measurement, mitigation and control of the different risks in the most efficient manner. Likewise, the Group incorporates, develops and reviews regularly management models that allow an adequate measurement, quantification and monitoring of the loans granted by each business unit and also encouraging the continuous improvement of its policies, tools, methodologies and processes. Additionally, as a consequence of the
Covid-19
pandemic, the behavior and performance of the expected credit losses of the retail and commercial clients has been affected, thus requiring a greater monitoring of results, which has also implied to perform certain subsequent adjustments to the expected loss model to be able to capture the effects of the current situation, which has generated a high level of uncertainty in the estimation of the loans expected loss.

In compliance with the policy of monitoring the Group’s credit risk, during 2021 Interbank performed the recalibration process of its risk parameters for the calculation of the expected credit losses.

(b)
The Group is exposed to credit risk, which is the risk that a counterparty causes a financial loss by failing to comply with an obligation. Credit risk is the most important risk for the Group’s business; therefore, Management carefully manages its exposure to credit risk, which arise mainly in lending activities that lead to loans and investment activities that contribute with securities and other financial instruments to the Group’s asset portfolio. There is also credit risk in the financial instruments out of the consolidated statement of financial position, such as contingent credits (indirect loans), which expose the Group to risks similar to those of direct loans, being mitigated with the same control processes and policies. Likewise, credit risk arising from derivative financial instruments is, at any time, limited to those with positive fair values, as recorded in the consolidated statement of financial position.

As of the date of the consolidated statement of financial position and under IFRS 9, impairment allowances are established for expected credit losses. Significant changes in the economy or in the particular situation of an economic sector that represents a concentration in the Group’s portfolio could result in losses that are different from those provisioned for as of the date of the consolidated statement of financial position.
The Group structures the levels of credit risk it undertakes by placing limits on the amount of risk accepted in relation to one borrower or groups of borrowers, geographical and industry segments. Said risks are monitored on a revolving basis and subject to continuous review.
The Group’s exposure to credit risk is managed through the regular assessment of debtors and their potential capability to pay the principal and interest of their obligations, and through the change in exposure limits, when appropriate.
The exposure to credit risk is also mitigated, in part, through the obtaining of personal and corporate collateral. Nevertheless, there is a significant part of the financial instruments where said collateral cannot be obtained. Following is a description of the procedures and policies related to collateral management and valuation of collateral.
Policies and procedures for management and valuation of guarantees -
Collateral required for financial assets other than the loan portfolio are determined according to the nature of the instrument. However, debt instruments, treasury papers and other financial assets are in general not guaranteed, except for securities guaranteed with similar assets and instruments.
The Group has policies and guidelines established for the management of collateral received to back loans granted. The assets that guarantee loan operations bear a certain value prior to the loan approval and the procedures for their updating are described in the internal rules. To manage guarantees, the Group operates specialized divisions for the establishment, management and release of guarantees.
Collateral that back loan operations include different goods, property and financial instruments (including cash and securities). Their preferential status depends on the following conditions:

•	Easy convertibility into cash.

•	Proper legal documentation, duly registered with the corresponding public registry.

•	Non-existence previous obligations that could reduce their value.

•	Their fair value must be updated.
Long-term loans and fundings granted to corporate entities are generally guaranteed. Consumer loans granted to small companies are not generally guaranteed.
Management monitors the fair value of collateral, and with the purpose of mitigating credit losses, requests additional collateral to the counterparty as soon as impairment evidence exists. The proceeds from the settlement of the collateral obtained are used to reduce or repay the outstanding claim.
In the case of derivative financial instruments, the Group maintains strict control limits on net open derivative positions (the difference between purchase and sale contracts), both in amount and term. The amount subject to credit risk is limited to the current fair value of instruments that are favorable to the Group (for example, an asset when its fair value is positive), which in relation to derivatives is only a small fraction of the contract, or notional amount used to express the volume of instruments outstanding. This credit risk exposure is managed as part of the overall lending limits with customers, together with potential exposures from market movements. Collateral or other securities are not usually obtained for credit risk exposures on these instruments.
Settlement risk arises in any situation where a payment in cash, securities or equity is made in the expectation of a corresponding receipt in cash. Daily settlement limits are established for each counterparty to cover the aggregate of all settlement risk arising from the Group’s market transactions on any single day.

(c)	Maximum exposure to credit risk -
As of December 31, 2021 and 2020, Management estimates that the maximum credit risk to which the Group is exposed is represented by the book value of the financial assets which show a potential credit risk and consist mostly of deposits in banks, inter-bank funds, investments, loans (direct and indirect), without considering the fair value of the collateral or guarantees, derivative financial instruments transactions, receivables from insurance transactions and other monetary assets. In this sense, as of December 31, 2021 and 2020, the main captions were formed as follows:

•	77.3 percent and 89.5 percent, respectively, of cash corresponds to amounts deposited in the Group’s vaults or in the BCRP;

•	87.5 percent and 85.5 percent, respectively, of the loan portfolio is classified into the two lower credit risk categories defined by the Group under IFRS 9 (high and standard grade);

•
93.5 percent and 88.4 percent, respectively, of loans is deemed non-past-due
and
non-impaired;
it is worth mentioning that, because of the effects of the
Covid-19
pandemic, the Group has rescheduled loans that met certain requirements. The balance of rescheduled loans as of December 31, 2021 and 2020 amounts approximately to S/6,267,000,000 and S/10,489,000,000
,
respectively.

•
91.8 percent and 89.0
percent, respectively, of investments at fair value through other comprehensive income and investments at amortized cost have at least an investment grade (BBB- or higher) or are debt instruments issued by the BCRP or the Peruvian government; and

•	98.1 percent and 97.6 percent , respectively, of accounts receivable from insurance premiums and leases of the investment properties is deemed non-past due and non-impaired.

•
In addition, as of December 31, 2021 and 2020, the Group holds loans (direct and indirect) and investments in fixed income instruments issued by entities related to the infrastructure sector that, in recent years, have been exposed to local and international events, for an amount of approximately of S/1,055,904,000 (S/334,375,000 in direct loans and S/721,529,000 in indirect loans) and

S/911,756,000, respectively (S/1,257,017,000 (S/351,734,000 in direct loans and S/905,283,000 in indirect loans) and S/1,029,618,000, respectively, as of December 31, 2020).

(d)	Impairment assessment for loan portfolios -
The main objective of the impairment requirements is to recognize expected credit losses during the average life of financial instruments when there has been a significant increase in credit risk after the initial recognition — as evaluated on a collective or individual basis — considering all reasonable and sustainable information, including that which refers to the future. If the financial instrument does not show a significant increase in credit risk after the initial recognition, the provision for credit losses shall be calculated as
12-month
expected credit losses (Stage 1), as defined in Note 3.4(i).
Under some circumstances, entities may not have reasonable and sustainable information available without disproportionate effort or cost to measure the expected credit losses during the lifetime of the asset on an individual instrument basis. In that case, expected credit losses during the asset’s lifetime shall be recognized on a collective basis considering information about the overall credit risk. The financial assets for which the Group calculates the expected loss under a collective assessment include:

•
All direct and indirect (contingent) loans related to
stand-by
letters, guarantees, bank guarantees and letters of credit. Except for short-term reasons, certain clients that belong to the infrastructure sector.

•	Debt instruments measured at amortized cost or at fair value through other comprehensive income.
The expected credit loss is estimated collectively for each loan portfolio with shared similar risk characteristics. Not only default indicators, but all information such as: macroeconomic projections, type of instrument, credit risk ratings, types of guarantees, date of initial recognition, remaining time to maturity, among other indicators.
For the collective impairment assessment, the financial assets are grouped based on the Group’s internal credit rating system, which considers credit risk characteristics, such as: type of asset, economic sector, geographical location, type of guarantee, among other relevant factors.
Expected losses are calculated under the identification and multiplication of the following risk parameters:

•
Probability of Default (PD): It is the likelihood of a default over a particular time horizon that the counterpart will be unable to meet its debt obligations in a certain term and with it is cataloged as default.

•	Loss Given Default (LGD): Measures the loss in percentage terms on total exposure at default (see Exposure at default).

•	Exposure at Default (EAD): Represents the total value that the Group can lose upon default of a counterpart.

(d.1)	Definition of default:
In accordance with IFRS 9, the Group determines that there is default on a financial asset when:

•	The borrower is unlikely to pay their credit obligations to the Group in full, without recourse by the Group to actions such as realizing guarantee (if applicable); or

•	The borrower is past due by more than 90 days on any material credit obligation to the Group.
In assessing whether a borrower presents default, the Group considers the following indicators:

•	Qualitative: contracts in judicial and prejudicial proceedings.

•	Quantitative: contracts in default for more than 90 days.

•	Based on data prepared internally and obtained from external sources such as:

•	Significant changes in indicators of credit risk

•	Significant changes in external market indicators

•	Real or expected significant change in the external and/or internal credit rating

•	Existing or forecast adverse changes in the business, economic or financial conditions that are expected to cause a significant change in the borrower’s ability to meet their debt obligations

•	Real or expected significant change in the operating results of the borrower

•	Existing or future adverse changes in the regulatory, economic or technological environment of the borrower that results in a significant change in their ability to meet their debt obligations.
Likewise, losses recognized in the period are affected by several factors, such as:

•
Financial assets moving from Stage 1 to Stage 2 or Stage 3 because there has been a significant increase in their risk since initial recognition or they present impairment at the analysis date, respectively. As a result, lifetime expected losses are calculated.

•	Impact on the measurement of expected losses due to changes in PD, EAD and LGD resulting from the update of the inputs used.

•	Impact on the measurement of expected losses due to changes in the models and assumptions used.

•	Additional provisions for new financial instruments reported during the period.

•	Periodic reversion of the discount of expected losses due to the passage of time, as they are measured based on the present value.

•	Financial assets written off during the period.

•	Exchange difference arising from financial assets denominated in foreign currency.

(d.1.1)	Internal rating and PD:
The Group’s loans are segmented into homogeneous groups with shared similar credit risk characteristics as detailed below:

•	Personal Banking (credit cards, mortgages, payroll loans, consumer loans and vehicular loans)

•	Small Business Banking (segments S1, S2 and S3)

•	Commercial Banking (Corporate, Institutional, Companies and Real estate)

In the case Interbank, Credit Risk Department determines its risk level according to the following classification, as of December 31, 2021 and 2020:

	2021
Banking	Segment	High grade PD less than or equal (*):	Standard grade PD range (*)	Grade lower than standard PD equal to or higher than (*):

	Credit card	7.35%	7.36% - 19.30%	19.31%
	Mortgage	2.57%	2.58% - 7.44%	7.45%
	Payroll loans	2.34%	2.35% - 5.48%	5.49%
Personal Banking	Consumer	10.35%	10.36% - 24.39%	24.40%
	Vehicular	7.51%	7.52% - 17.84%	17.85%
	Segments S1 and S2	20.99%	21.00% - 40.26%	40.27%
Small Business Banking	Segments S3	8.06%	8.07% - 20.32%	20.33%
	Corporate	0.29%	0.29%	0.29%
Commercial Banking	Institutional	1.28%	1.29% - 3.48%	3.49%
	Companies	3.53%	3.53%	3.53%
	Real estate	7.35%	7.36% - 19.30%	19.31%

	2020
Banking	Segment	High grade PD less than or equal to:	Standard grade PD range	Grade lower than standard PD equal to or higher than:

	Credit card	8.01%	8.02% - 20.72%	20.73%
	Mortgage	1.98%	1.99% - 7.41%	7.42%
	Payroll loans	2.27%	2.28% - 5.58%	5.59%
Personal Banking	Consumer	10.04%	10.05% - 23.77%	23.78%
	Vehicular	3.95%	3.96% - 12.62%	12.63%
	Segments S1 and S2	8.73%	8.74% - 21.12%	21.13%
Small Business Banking	Segments S3	6.37%	6.38% - 17.13%	17.14%
	Corporate	1.67%	1.67%	1.67%
Commercial Banking	Institutional	0.42%	0.42%	0.42%
	Companies	3.09%	3.10% - 8.61%	8.62%
	Real estate	6.33%	6.33%	6.33%

(*)
It is worth mentioning that the probability of default are exclusively those determined by the statistical model and, therefore, do not include the subsequent adjustments to the model that have been originated as a consequence of the pandemic, see further detail in 30.1 (d.7)

The main objective is t
o
 generate statistical models that allow forecasting the applicant’s level of credit risk. The development of these models incorporates both qualitative and quantitative information, as well as client specific information that may affect their performance.

These rating models are monitored on a regular basis because with the passage of time some factors may have a negative impact on the model’s discriminating power, and stability due to changes in the population or its characteristics.

Each rating has an associated PD, which is adjusted to incorporate prospective information. This is replicated for each macroeconomic scenario, as appropriate.
To calculate the PD, two differentiated methodologies have been developed, which are described below:

•	Transition matrixes
Its objective is to determine the probability of default over a
12-month
horizon based on the maturity of the operation, by analyzing the conditional probability of transition from one credit rating state to another. This method is suitable for loans with high exposure and wide data availability. The intention is to calculate the PD based on the maturity of the operation.

•	Default ratio
Its objective is to determine the probability of default over a
12-month
horizon based on the level of risk with which the operation begins, based on a counting analysis and the percentage of cases that report a default mark. This method is suitable for loans with poor data availability by type of maturity.

Given the nature of the portfolios and the availability of historical information, the method to estimate the PD for each portfolio is presented below:

Banking / Segments	Transition matrix	Default ratio
Personal banking:
Credit cards	X
Mortgage	X
Payroll loans		X
Consumer		X
Vehicular		X
Small business banking		X
Commercial banking
Corporate		X
Institutional		X
Companies	X
Real estate		X
Likewise, Interbank has implemented a system to monitor its commercial sector clients in a more personalized way, based on warnings, changes in rating, reputation problems, among others
.

At each reporting date, for indirect loans (contingent), as happens for direct loans, the expected loss is calculated depending on the stage in which each operation is located; that is, if it is in Stage 1, the expected loss is calculated with a
12-month
view. If it is in Stage 2 (if the operation shows a significant risk increase since the initial recognition) or Stage 3 (if the operation has a default), the expected loss is calculated for the remaining life of the asset.
The Group considers the changes in credit risk based on the probability that the borrower will fail to comply with the loan agreement.
As of December 31, 2021 and 2020, the Group holds
stand-by
letters and guarantees with entities related to the infrastructure sector that, in recent years, has been exposed to national and international events. To determine the expected losses of these entities, the Group, in a complementary manner, has performed an individual assessment to determine if the operation is in Stage 1, Stage 2 or Stage 3.
The criteria established to assign the risk to each one of the operations that are evaluated under an individual evaluation use the following combination of factors: quantitative, qualitative and financial.

To estimate the PD for the lifetime of a financial asset, a transformation to a
12-month
PD is made according to the year of remaining life. That is, the PD is determined for a lifetime by an exponentiation of the
12-month
PD.
At Inteligo Bank, both for Personal Banking and Commercial Banking, the internal model developed (scorecard) assigns 5 levels of credit risk: low, medium low, medium, medium high, and high. This methodology evaluates the scoring, increase or decrease of risks, taking into consideration the loan structure and the type of client; therefore, there is one scorecard for Personal Banking and another for Commercial Banking.
(d. 2 )	Loss Given Default (LGD):
It is an estimated loss in case of default. It is the difference between contractual cash flows due and those expected to be received, including guarantees. Generally, it is expressed as an EAD percentage.
In the case of Interbank, the calculation of the LGD has been developed under three differentiated methods, which are described below:

•	Closed recoveries
Those in which a client entered and left default (due to debt settlement, application of penalty or refinancing) over a course of up to 74 months and 65 months, as of December 31, 2021 and 2020, respectively.

•	Open recoveries
Those in which a client entered and did not manage to exit default over a course of up to 74 months and 65 months, as of December 31, 2021 and 2020, respectively. This method identifies the adjustment factor that allows to simulate the effect of a closed recovery process. Thus, a recovery curve is built from the information of closed recovery processes and a recovery rate curve is estimated based on the number of months of each process.

This methodology is applied to the Mortgage and Commercial Banking loan portfolios.
In the case of Inteligo Bank, for those credits that are classified in Stage 1 or Stage 2 at the reporting date, the regulatory recoveries of the Central Bank of the Bahamas and the Superintendence of Banks of Panama are used, using stressed scenarios for each type of guarantee.

(d.3)	Exposure at default (EAD):
Exposure at default represents the gross carrying amount of financial instruments subject to impairment, which involves both the client’s ability to increase exposure as default approaches and possible early repayments. To calculate the EAD of a loan in Stage 1, potential default events are evaluated over a
12-
month horizon. For financial assets in Stage 2 and Stage 3, exposure at default is determined over the life of the instrument.
A calculation methodology has been developed for those portfolios that present a defined schedule, differentiating those transactions that consider prepayment and those that do not consider prepayment, and another methodology that is based on building the credit risk factor for those portfolios allows the client the ability to use a line of credit (revolving products) .Therefore, the percentage of additional use of the credit line that the client could use in the event of a default must be calculated.

(d.4)	Significant increase in credit risk:
The Group has established a framework that incorporates quantitative and qualitative information to determine whether the credit risk on a financial instrument has significantly increased since initial recognition, both for loans and investments. The framework is aligned with the Group’s internal credit risk management process.
In certain cases, using its expert credit judgment and, where possible, with relevant historical experience, the Group may determine that an exposure has experienced a significant increase in credit risk when certain qualitative indicators that may not be captured by a timely quantitative analysis.
At each reporting date, expected losses are calculated depending on the stage of each loan, as each one is evaluated with a different life period.

•	Stage 1 -
12-month
expected losses are calculated. For this, the following risk parameters are multiplied: the
12-month
forward-looking PD for year 1 of the remaining life, the client’s LGD, and the EAD for year 1 of the remaining life for operations with payment schedule or the balance as of the reporting date for operations without payment schedule.
•	Stage 2 -
Lifetime expected losses are calculated for the entire remaining life of the asset. For operations with payment schedule, they are calculated in each year of remaining life by multiplying the following risk parameters:
12-month
forward-looking PD, the client’s LGD, and the EAD of the corresponding year of remaining life, and then the summation is done. For operations without payment schedule, they are calculated by multiplying the lifetime forward-looking PD, the client’s LGD, and the balance as of the reporting date.

•	Stage 3 -
Expected losses are calculated by multiplying the PD (equal to 100 percent) by the client’s LGD and the balance as of the reporting date.
The Group classifies the operations with a significant increase in the risk of each portfolio such as marked refinanced operations, operations with arrears longer than 30 days (for all portfolios except Mortgages that considers arrears longer than 60 days), or operations marked “Leave” or “Reduce” in the surveillance system for the Commercial Banking portfolio.
Likewise, the evaluation of the significant risk increase is made by comparing the
12-month
PD to the date of origin and the
12-month
PD to the date of the report adjusted by the forward-looking factor, according to the quantitative criteria of absolute variation and relative variation. The Group has established a range of average absolute variation of 9% and an average relative variation of 433%.
The Group periodically evaluates the following warning signs and criteria to assess whether the placement presents a significant increase in credit risk (Stage 2):

•	Rescheduled loans.

•	Infractions to the covenants.

•	Forced interventions by governments in the primary and secondary markets of obligors.

•	Involvement of the borrower in illicit, political and fraud business.

•	Impairment of guarantees (underlying assets).

•	Arrears or short and frequent failures to pay installments.

•	Significantly adverse macroeconomic, regulatory, social, technological and environmental changes.

•	Other assessments and/or warnings (financial statements, EBIT evaluation, financial indicators by industry, regulatory criteria, others).
On the other hand, the Group monitors the effectiveness of the criteria used to identify significant increases in credit risk through periodic reviews to confirm that:

•	The criteria used is able to identify significant increases in credit risk before an exposure is in default;

•	The average time between the identification of a significant increase in credit risk and default is reasonable;

•	Exposures usually do not transfer directly from the measurement of 12-month expected losses to impaired loans; and

•	There is no unjustified volatility in the allocation of expected credit losses between the measurement of 12-month expected credit losses and lifetime expected credit losses.
Subsequently, the expected loss of each scenario (optimistic, base and pessimistic) is calculated as the sum of the expected loss of each Stage. Finally, the expected loss of the portfolio is calculated by assigning weights to each scenario based on their respective probability of occurrence.

An operation shall migrate from Stage 1 to Stage 2 due to significant risk increase, if comparing the current PD with the PD at the moment it was generated it is observed an increase (relative and absolute variation) in the PD that exceeds the established thresholds.
On the other hand, the methodology introduces the concept of cure for the Mortgage, Corporate and Business portfolios. According to this concept, a loan in Stage 3 that has been recovered through the payment of the debt, does not migrate directly to Stage 1, instead of continuing in Stage 2 during an observation window of 12 months, to secure a consistent behavior in the transaction’s risk, as well as to mitigate the migration volatility between risk stages.

(d.5)	Reactiva Peru
The National Government Guarantees Program “Reactiva Peru”, created by Legislative Decree 1455, and amended by Legislative Decree 1457, aims to provide a quick and effective response to the liquidity needs faced by companies due to the impact of the Covid
-19
pandemic.
Thus, the Program seeks to ensure the continuity of the payment chain, pledging guarantees to micro, small, medium and large companies so that they can access to working capital loans, and, therefore, fulfill their short-term obligations to their workers and suppliers of goods and services.
The Government of Peru, through the Ministry of Economy and Finance, guarantees the loans granted by the Companies of the Financial System (henceforth “ESF” by its Spanish acronym). The program was provided with S/30,000,000,000 in

guarantees
.

Subsequently,
Legislative Decree 1485
increase
d
 the amount of guarantees
by
 S/30,000,000,000, reaching S/60,000,000,000 in total.
The term of the loan guaranteed by “Reactiva Peru” is 36 months, with a
12-month
grace period. The maximum loan amount for each benefited company is S/10,000,000.
Interest is recorded in a cumulative basis and the collateral execution is made 90 calendar days after the first past due payment. The collateral granted by “Reactiva Peru” covers the outstanding balance of the loan, with a coverage which depending on the loan’s amount, ranges between 80% and 98%.
During 2021, the Peruvian government, through the MEF and the SBS, issued a series of Resolutions and Official Letters within the framework of Emergency Decree
No. 026-2021,
which establishes measures aimed to the rescheduling of the loans guaranteed under the “Reactiva Peru” program, through which it sets out, as a one-off,
a new grace period of 6 or 12 months is established in addition to the grace period of the original credit, where payment of interest consists of the original interest rate plus an additional margin not higher than 0.25 percent that corresponds to the rescheduling cost and the funding cost incurred by the entity of the financial system. Additionally, the customer shall pay a 0.02 percent fee of the rescheduled amount, as a one-off,
when the new grace period expires
. In that sense, during 2021, Interbank modified loans of such program for an amount of approximately S/2,012,855,000. As of December 31, 2021, the balance of rescheduled loans under the “Reactiva Peru” program amounted to approximately S/1,974,180,000.
Some of the requirements to access this rescheduling include the following:
(i) outstanding loans of up to S/90,000
, (ii) for loans between
S/90,0001
and
S/750,000
, decrease in sales higher or equal to 10
percent in the fourth quarter of 2020, compared to the same period of 2019, and (iii) for loans between
S/750,0001 and S/5,000,000, decrease in sales higher or equal to 20 percent in the fourth quarter of 2020, compared to the same period of 2019.

(d.6)	Rescheduled loans:
Because of the pandemic scenario as a consequence of the
Covid-19
pandemic explained in Note 1(b), the SBS authorized financial entities to grant credit facilities (rescheduling) to clients that meet certain requirements specified by the regulations issued by this regulatory entity. In that sense, Interbank granted repayment facilities to its customers that included: modification of repayment schedules, granting of grace periods, reduction of interest rates, fractioning and downsizing of installments, among others.
Following is the detail of the reschedulings granted by Interbank with the purpose of incorporating the effects of uncertainty and risks generated by the current context of the
Covid-19
pandemic.

(i)	Loans rescheduled during 2021:
Through a series of Resolutions and Multiple Official Letters, within the framework of emergency Decree
No. 026-2021,
the MEF and the SBS establish measures to reschedule the loans guaranteed under the “Reactiva Peru” program. These reschedulings include grace periods of up to 12 months and even the extension of the repayment period. See Note 30.1 (d.5).
Following is the effect of the adjustment (income) performed by Interbank to reflect the impact of the modification of the contractual cash flows as a consequence of the rescheduled loans of the “Reactiva Peru” portfolio as of December 31, 2021:

	Customers	Rescheduled balances	Impairment
	(thousands)	S/(000)	S/(000)
Commercial loans	2	1,392,761	14,003
Consumer loans	10	581,419	9,563

Total	12	1,974,180	23,566

(ii)	Loans rescheduled during 2020:
Through Official Multiple Letters No. 10997-2020, 11150-2020 and 11170-2020, Interbank made three types of rescheduling:

•	Unilateral: loans that Interbank reschedules proactively over part of the loan’s balance.

•	Landing: loans rescheduled at the client’s request over part of the loan’s balance.

•	Structural: loans rescheduled proactively by the Bank or at the client’s request and over the entire loan’s balance.

Following is the negative effect of the adjustment (expense) performed by Interbank to reflect the impact of the modification of the contractual cash flows as a consequence of the rescheduled loans as of December 31, 2020.

	Customers	Rescheduled balances	Impairment
	(thousands)	S/(000)	S/(000)
Commercial loans	5	2,593,219	—
Consumer loans	370	4,727,904	115,274
Mortgage loans	15	2,806,953	19,102
Small and micro-business loans	10	361,220	—

Total	400	10,489,296	134,376

Interbank performed an assessment to define whether these rescheduled contracts represented, or not, a substantial modification under IFRS 9 - Financial Instruments. From that assessment, the new cash flows of the rescheduled loans did not generate substantial nor significant changes in the conditions initially contracted by the client; therefore, the adjustments in the conditions did not generate any substantial modification and, thus, neither a derecognition of the financial asset as of December 31, 2021 and 2020.

(d.7)	Subsequent adjustments to the model
The risks and uncertainties originated by the
Covid-19
pandemic during 2020 and 2021, and the political context of Peru in 2021, have not been adequately reflected by the parameters within the existing statistical models to determine the expected loss of the Group, considering that those events are of extraordinary nature and have not had precedents that would have been used as basis to model them in the calculation of the expected loss. For this reason, Interbank assessed whether to include a series of expert judgments with the purpose of calculating the expected loss pursuant to the requirement established by IFRS 9.
Following is the detail of the subsequent adjustments to the expected loss model performed to include in the calculation the effects of the uncertainty and risks generated by the current events as of December 31, 2021:

(i)	Subsequent adjustments to the model included in 2021
Two expert judgments were set up that seek to stress test the possibility of default from customers due to the political situation in Peru.
•	Stress of the probability of default (PD) for loans in Stage 1 and Stage 2
This judgment is related to the evaluation of the forward-looking factors used in the model, which are built from the macro-economic models and forecasts made by Moody’s
,
 and is based on a more stressed forward-looking scenario for the economy’s performance. Compared against the weighted factors of the expected loss model and the difference between both of them, it represents, for each loan, the additional provision requirement. In this way, the expected loss can be stressed by applying more severe macro-economic forecasts to the probability of default.

•	Stress for clients in Stage 3
The expert judgment applied for these customers, considers the relative participation of the exposure of clients in Stage 3 regarding the total loan exposure (Stage 3 exposure divided by the total exposure) during a specific period and excluding the
Covid-19
period (March 2020-December
2021
) to avoid biased results of this period given that it shows an atypical tendency resulting from the presented events.
Once this period of analysis is excluded, the series average is calculated and a standard deviation is added, to determine the level of additional provisions for customers that may end up in Stage 3.
The additional provision for the application of this expert judgment results from the difference between the stressed expected loss and the expected loss determined by the model in Stage 3.
In the case of the Corporate, Companies and Institutional portfolio, given that they have historically low probabilities of default, the obtained factors resulted to be very volatile and, for this reason, the expert judgment was not applied for these portfolios.
Additionally, given the current uncertainty context due to the outbreak of the Omicron variant, new expert criteria have been applied for the new wave of infections, that could cause another cycle of loan reschedulings, although to a lesser extent than the previous year.
This criterion has been applied only to the Credit Card portfolio, given that this portfolio was the most affected by the rescheduling process during 2020 and presented a higher impact both in relative and absolute terms and, therefore, is the portfolio that may present a higher sensitivity considering these events.
To determine this expert judgment, the Credit Card portfolio has been segmented by score range and the percentage of structural reschedulings granted during 2020 has been calculated over the direct exposure of the same year. Subsequently, it was determined the amount of actual expenditure of said rescheduled loans and the percentage it represents for each score range. Lastly, the impact on provisions has been determined considering the exposure as of December 31, 2021 and assuming the percentages previously calculated and described. This procedure is aimed to include in the expected loss provision the actual effect that the structural rescheduled loans had on the Credit Card portfolio as of December 31, 2021.
On the other hand, in March 2021, Ministerial Resolution No.
119-2021-EF/15
was published, amending the Operational Regulation of the Reactiva Peru Program. It authorizes the entities of the financial system to grant, as a one-off,
a new grace period for these loans with a maximum of 12 months, additional to the original grace period of 12 months, period during which interest shall have to be paid.

As a consequence of the political situation and the health crisis caused by
Covid-19
on customers who accessed to the “Reactiva Peru” program, and given the Resolution mentioned in the paragraph above, by granting an additional grace period of one year, Interbank considered that there is a risk on these customers that the current expected loss model cannot capture because these loans do not show delinquency in Interbank’s systems (total grace period of 24 months). In this sense, it was considered to apply an expert judgment in relation to the “Reactiva Peru” program, to the Small Business Banking portfolio, because this portfolio presents a greater participation in the Program, higher number of rescheduling and higher provision. That is, this expert judgment seeks to identify the possible impairment of the “Reactiva Peru” portfolio, which default risk is not measured by the expected loss model because these loans have considerably long grace periods.
The Group forecast the balances distributed by default tranches
(past-due
days) based on the transition matrices methodology to include in the calculation of the expected loss the effects of the health crisis on the businesses of customers who accessed this program for the part that is not guaranteed by the Peruvian government.
Following is the amount of the expected loss as of December 31, 2021, as determined by the model and the subsequent adjustments to it, explained in the previous paragraphs:

	Model	Subsequent adjustments to the model	Subsequent adjustments to the model – macro-economic forecasts	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	283,243	60,686	39,841	383,770
Consumer loans	983,592	381,489	36,600	1,401,681
Mortgage loans	145,947	4,109	5,144	155,200
Small and micro-business loans	96,821	59,163	8,611	164,595

Total	1,509,603	505,447	90,196	2,105,246

(ii)	Subsequent adjustments to the model included in 2020
Retail Banking
Expert judgments were established based on the previous experience and the historical information of events that may have some sort of similarity, although restricted to certain sectors and/or geographical areas, with the current scenario such as: Financial Crisis of 2008 and El Niño event of 2016. Thus, an analysis of non-performing
rates was carried out to obtain a risk ranking. This way, the historical non-performing
rates were allocated through transition matrices by number of past due days.

Based on this, the following criteria were defined:

•
Landing rescheduled loans: in relation with Credit Cards and Consumer loans presenting past-due
installments or multiple reschedulings of this type, it was determined the migration of loans from Stage 1 to Stage 2, and from Stage 2 to Stage 3 given that such events would justify a significant increase in the loans risk or in default indicators, respectively. For the rest of portfolios, the statistical model was followed and, therefore, no expert judgment was applied.

•
Structural rescheduled loans: for all portfolios, a percentage of their total balance classified in Stage 1 and Stage 2 migrated to Stage 3. Likewise, the remaining percentage in Stage 1 that was not migrated to Stage 3, due to expert judgment was migrated to Stage 2.

•	Unilateral rescheduled loans: for all portfolios, it was established the automatic migration criteria to the next superior Stage, that is, from Stage 1 to Stage 2 , and from Stage 2 to Stage 3.
Related to mortgage loans, it was considered that their risk profile to mature and impaired because people prioritize the payments of this type of loans over other financial products. Thus, in determining the PD to be used in the migration from Stage 1 to Stage 2, it was considered the smallest PD of Stage 2 because of the nature of the portfolio, which at the time of establishing this methodology corresponded to the refinanced group (43
%).
For this same portfolio (Mortgage) in December 2020 it was established, through a stress analysis that considered the impact level of the
Covid-19
pandemic by economic sectors, to make a post-model adjustment. Said stress analysis consisted of, in the first place, establishing 4 levels of impact (High, Medium High, Medium and Low) depending on the economic sector to which the customer belongs and, after that, performing a migration of clients from Stage 1 to Stage 2 and those who were in Stage 2 to Stage 3, but exclusively those most vulnerable sectors (high and medium high impact categories).
Finally, the expert judgments detailed in the paragraphs above have mainly been applicable to rescheduled loans because for loans that were not rescheduled, the results of the statistical models used by Interbank are within the stability thresholds.
Small Business Banking
Two expert judgments were defined, both considering the migration from Stage 1 to Stage 2. The first expert judgment is based on the analysis of the past-due
days, risk level and business vulnerability of businesses to the current situation.
The second criteria is based on the large impact that the pandemic has had on small businesses, identifying that approximately 60% of the operating businesses presented a decrease in sales at least of two digits. Therefore, the same percentage of the loans rescheduled migrated from Stage 1 to Stage 2.

Commercial Banking
The expert judgment applied for Commercial Banking consisted of migrating the rescheduled clients from Stage 1 to Stage 2. An analysis of these clients was performed on an individual basis, where client’s sector was considered to assess whether it was seriously affected as it is the case of tourism, restaurants and textile sectors. Tax liability and protests were also taken into consideration when determing whether the level of sales or financial ratios were negatively impacted.
Subsequent adjustment to the model for all portfolios - Macroeconomic projections
Interbank’s projections anticipated in the last days of 2020, a moderation of the country’s economic growth rate during the first quarter of 2021, mainly due to the acceleration of contagions, the crisis of the health system, the second wave in Europe, the new variant of coronavirus detected in the United Kingdom and the high probability of a new quarantine in the country. Because of this, Interbank revised and adjusted its estimates as of December 31, 2020.
The following is the amount of the expected loss as of December 31, 2020 as determined by the model and the post-model adjustments explained in previous paragraphs:

	Model	Subsequent adjustments to the model	Subsequent adjustments to the model – macro-economic forecasts	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Commercial loans	191,256	2,467	19,520	213,243
Consumer loans	1,166,308	948,819	298,344	2,413,471
Mortgage loans	80,858	101,871	5,250	187,979
Small and micro-business loans	162,171	79,129	(13,419)	227,881

Total	1,600,593	1,132,286	309,695	3,042,574

(d.8)	Prospective information
Expected credit losses consider information about the overall credit risk. Information about the overall credit risk must incorporate not only information on delinquency, but also all relevant credit information, including forward-looking macroeconomic information.
To comply with the regulatory requirement, it has been determined that the methodology includes the aforementioned effects within the expected loss.
The estimation of expected credit losses will always reflect the possibility of a credit loss, even if the most likely result is not credit loss. Therefore, estimates of expected credit losses are required to reflect a weighted, unbiased amount that is determined by evaluating a range of possible outcomes.
To capture these effects, the Group uses internally developed stress models that seek to stress the probability of default based on different macroeconomic variable projection scenarios.
The Group has defined three possible scenarios for each portfolio: optimistic, base and pessimistic, assigning the following weights to each of them:

•	Base – 40%

•	Optimistic – 30%

•	Pessimistic – 30%

Within the analysis carried out for the projection of probability of default, the projection period determined is 36 months (3 years). For projections after that period, the same information of that last year is considered, because it is deemed that projections beyond this period lose statistical significance, as evidenced by observing thresholds of confidence levels.
Macroeconomic variables used as of December 31, 2021

	Scenario	2022	2023	2024
Gross domestic product (annual % var.)	Optimistic	10.9%	2.2%	2.2%
	Base	5.4%	2.8%	3.7%
	Pessimistic	(15.2%)	5.8%	7.8%
Consumption (annual % var.)	Optimistic	10.8%	2.2%	2.1%
	Base	5.4%	2.8%	3.6%
	Pessimistic	(13.9%)	2.9%	12.2%
Domestic demand (annual % var.)	Optimistic	9.4%	1.5%	2.1%
	Base	4.1%	2.2%	3.6%
	Pessimistic	(15.6%)	5.8%	7.3%
Gross Capital Formation	Optimistic	11.1%	(0.1%)	1.6%
	Base	4.1%	1.7%	4.0%
	Pessimistic	(25.1%)	21.8%	(4.6%)
Macroeconomic variables used as of December 31, 2020

	Scenario	2021	2022	2023
Gross domestic product (annual % var.)	Optimistic	7.7%	9.9%	6.7%
	Base	5,6%	9.4%	6.5%
	Pessimistic	(9.8%)	9.7%	10,4%
Unemployment rate (annual % var.)	Optimistic	8.3%	7.1%	6.0%
	Base	9.3%	7,7%	6.4%
	Pessimistic	14.5%	12.4%	9.1%
Consumption (annual % var.)	Optimistic	11.3%	15.5%	10.7%
	Base	10.3%	15.0%	10.7%
	Pessimistic	0.9%	21.3%	13.6%
Domestic demand (annual % var.)	Optimistic	11.4%	12.3%	8.4%
	Base	10.8%	11.7%	8.4%
	Pessimistic	0.5%	17.7%	11.1%
Purchasing power (annual % var.)	Optimistic	(6.8%)	9.5%	12.2%
	Base	(8.7%)	8.0%	12.3%
	Pessimistic	(16.3%)	0.4%	13.2%
Real compensation (annual % var.)	Optimistic	8.2%	18.5%	14.0%
	Base	5.3%	18.1%	14.5%
	Pessimistic	(5.1%)	13,7%	19.0%
Unit labor costs	Optimistic	(1.9%)	8.6%	8.4%
	Base	(3.9%)	8.7%	9.0%
	Pessimistic	(5.2%)	(0.7%)	10.3%
For the determination of these macroeconomic variables, different external sources of recognized prestige have been considered. The impact of these macroeconomic variables on the expected loss differs for each portfolio depending
on the sensitivity in each of them.
The following tables summarize the impact of multiple scenarios on the expected credit loss of direct and indirect loans (optimistic, base and pessimistic):

	%	Total
		S/(000)
December 31, 2021
Optimistic	30	827,138
Base	40	601,358
Pessimistic	30	676,750

Total		2,105,246

	%	Total
		S/(000)
December 31, 2020
Optimistic	30	890,525
Base	40	1,201,155
Pessimistic	30	950,894

Total		3,042,574

During 2020, the Group, given the recent context, stressed the model of economic projections to capture the uncertainty generated by
the
Covid-19
pandemic and opted to change the pessimist scenario to a more severe scenario, thus the impact of this change was approximately S/23,000,000.

Guarantees:
The fair value of the loan guarantees as of December 31, 2021 and 2020, is presented below:

	Fair value of the credit guarantee under the base scenario
As of December 31, 2021	Maximum exposure to credit risk	Cash	Investments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Subject to impairment
Financial assets
Cash and due from banks	17,104,465	—	—	—	—	—	17,104,465	—
Commercial loans	22,118,918	614,039	1,446,894	11,453,465	6,587,461	20,101,859	2,017,059	343,441
Small and micro-business loans	1,502,501	—	—	—	—	—	1,502,501	164,595
Consumer loans	12,514,499	—	—	—	—	—	12,514,499	1,401,681
Mortgage loans	8,552,304	—	—	16,327,398	—	16,327,398	(7,775,094)	155,200

Direct loans	44,688,222	614,039	1,446,894	27,780,863	6,587,461	36,429,257	8,258,965	2,064,917
Debt instruments at amortized cost	3,296,030	—	—	—	—	—	3,296,030	—

Total financial assets at amortized cost	65,088,717	614,039	1,446,894	27,780,863	6,587,461	36,429,257	28,659,460	2,064,917
Debt instruments at fair value through other comprehensive income	17,921,275	—	—	—	—	—	17,921,275	41,108

Total debt instruments at fair value through other comprehensive income	17,921,275	—	—	—	—	—	17,921,275	41,108
Not subject to impairment
Derivative financial instruments - Trading	314,539	174,790	—	—	—	174,790	139,749	—
Derivative financial instruments - Hedges	478,822	—	—	—	—	—	478,822	—
Financial assets at fair value through profit or loss	2,706,271	—	—	—	—	—	2,706,271	—

Total financial instruments at fair value through profit or loss	3,499,632	174,790	—	—	—	174,790	3,324,842	—

	86,509,624	788,829	1,446,894	27,780,863	6,587,461	36,604,047	49,905,577	2,106,025

Financial guarantees (guarantees and stand-by letters)	4,150,093	13,128	62,576	1,750,607	572,428	2,398,739	1,751,354	38,514
Letters of credit for customers	290,365	—	48,591	90,610	100	139,301	151,064	1,815

Indirect loans	4,440,458	13,128	111,167	1,841,217	572,528	2,538,040	1,902,418	40,329

	90,950,082	801,957	1,558,061	29,622,080	7,159,989	39,142,087	51,807,995	2,146,354

	Fair value of the credit guarantee under the base scenario
As of December 31, 2020	Maximum exposure to credit risk	Cash	Investments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Subject to impairment
Financial assets
Cash and due from banks	18,765,482	—	—	—	—	—	18,765,482	—
Commercial loans	22,001,567	643,364	1,472,805	11,434,918	7,737,944	21,289,031	712,536	237,760
Small and micro-business loans	1,942,895	—	—	—	—	—	1,942,895	145,714
Consumer loans	11,416,175	—	—	—	—	—	11,416,175	2,413,393
Mortgage loans	7,721,267	—	—	14,555,850	—	14,555,850	(6,834,583)	187,984

Direct loans	43,081,904	643,364	1,472,805	25,990,768	7,737,944	35,844,881	7,237,023	2,984,851
Debt instruments at amortized cost	2,707,298	—	—	—	—	—	2,707,298	—

Total financial assets at amortized cost	64,554,684	643,364	1,472,805	25,990,768	7,737,944	35,844,881	28,709,803	2,984,851
Debt instruments at fair value through other comprehensive income	18,153,492						18,153,492	71,560

Total debt instruments at fair value through other comprehensive income	18,153,492						18,153,492	71,560
Not subject to impairment
Derivative financial instruments - Trading	233,425	55,767	—	—	—	55,767	177,658	—
Derivative financial instruments - Hedges	161,824	—	—	—	—	—	161,824	—
Financial assets at fair value through profit or loss	2,042,777	—	—	—	—	—	2,042,777	—

Total financial instruments at fair value through profit or loss	2,438,026	55,767	—	—	—	55,767	2,382,259	—

	85,146,202	699,131	1,472,805	25,990,768	7,737,944	35,900,648	49,245,554	3,056,411

Financial guarantees (guarantees and stand-by letters)	4,587,472	27,205	158,230	1,088,062	572,838	1,846,335	2,741,137	57,723
Letters of credit for customers	24,459	1,421	23,039	—	—	24,460	(1)	—

Indirect loans	4,611,931	28,626	181,269	1,088,062	572,838	1,870,795	2,741,136	57,723

	89,758,133	727,757	1,654,074	27,078,830	8,310,782	37,771,443	51,986,690	3,114,134

The following table shows the analysis of the fair values of the guarantees classified in Stage 3:

	Fair value of the credit guarantee under the base scenario
As of December 31, 2021	Maximum exposure to credit risk	Cash	Investments	Guarantees from third parties or governments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	513,833	4	2,123	—	456,732	143,020	601,879	(88,046)	182,467
Small and micro-business loans	174,855	—	—	—	—	—	—	174,855	85,222
Consumer loans	354,960	—	—	—	—	—	—	354,960	336,041
Mortgage loans	268,528	—	—	—	728,333	—	728,333	(459,805)	99,850

Total	1,312,176	4	2,123	—	1,185,065	143,020	1,330,212	(18,036)	703,580

Indirect loans	25,057	—	—	—	—	—	—	25,057	13,243

	1,337,233	4	2,123	—	1,185,065	143,020	1,330,212	7,021	716,823

	Fair value of the credit guarantee under the base scenario
As of December 31, 2020	Maximum exposure to credit risk	Cash	Investments	Guarantees from third parties or governments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	236,735	—	2,779	—	279,261	5,308	287,348	(50,613)	68,448
Small and micro-business loans	60,114	—	—	—	—	—	—	60,114	50,406
Consumer loans	1,703,607							1,703,607	1,426,470
Mortgage loans	443,480	—	—	—	632,284	—	632,284	(188,804)	114,079

Total	2,443,936	—	2,779	—	911,545	5,308	919,632	1,524,304	1,659,403

Indirect loans	30,062	—	26	—	—	—	26	30,036	23,037

	2,473,998	—	2,805	—	911,545	5,308	919,658	1,554,340	1,682,440

(*)	Includes the total fair value of the guarantees held by the Group as of December 31, 2021 and 2020, regardless the balance of the loan it guarantees.

(e)	Credit risk management for investments

(e.1)	Scoring or internal rating and PD:
For this type of financial instruments, the Group analyzes the public information available from international risk rating agencies such as: Fitch, Moody’s and Standard & Poor’s, and assigns a rating to each instrument.
For each rating agency, the ratings associated with higher to lower credit quality are shown:

Fitch	Moody’s	Standard & Poor’s
AAA	Aaa	AAA
AA+	Aa1	AA+
AA	Aa2	AA
AA-	Aa3	AA-
A+	A1	A+
A	A2	A
A-	A3	A-
BBB+	Baa1	BBB+
BBB	Baa2	BBB
BBB-	Baa3	BBB-
BB+	Ba1	BB+
BB	Ba2	BB
BB-	Ba3	BB-
B+	B1	B+
B	B2	B
B-	B3	B-
CCC	Caa1	CCC+

The Group determines its risk level according to the following classification as of December 31, 2021 and 2020:

	High grade	Standard grade	Grade lower than standard
2021	Rating: from AAA to A	Rating: from BBB to B	Rating: from CCC to C
	PD less than or equal to:	PD range	PD equal or higher to:

Global	0.05% - 0.12%	0.12% - 2.11%	23.55%
Latin America	0.00%	0.11% - 3.06%	25.21%
Sovereigns	0.00%	0.00% - 1.64%	30.77%

	High grade	Standard grade	Grade lower than standard
2020	Rating: from AAA to A	Rating: from BBB to B	Rating: from CCC to C
	PD less than or equal to:	PD range	PD equal or higher to:

Global	0.05% - 0.12%	0.13% - 1.96%	22.12%
Latin America	0.00%	0.12% - 3.00%	23.47%
Sovereigns	0.00%	0.00% - 1.26%	26.47%
Finally, each instrument is assigned a PD according to the transition matrices published by Fitch.
(e.2)	Loss given default (LGD):
For those issuers that are classified in Stage 1 or Stage 2 at the reporting date, the Group uses the recovery matrix published by Moody’s.
For those investments in Stage 3, an evaluation must be made to determine the severity of the expected loss according to the progress of the recovery process initiated.
(e.3)	Exposure at default (EAD):
EAD
represents the gross book value of the financial instruments subject to impairment. To calculate the EAD of an investment in Stage 1, possible non-compliance
events are evaluated within 12 months. For financial assets in Stage 2 and Stage 3, exposure at default is determined for events throughout the life of the instrument.
(e.4)	Significant increase in credit risk:
The Group has assumed that the credit risk of a financial instrument has not increased significantly since the initial recognition if it is determined that the investment has a low credit risk at the reporting date, which occurs when the issuer has a strong ability to meet its contractual cash flow obligations in the near term and adverse changes in economic and business conditions in the long term may reduce, but not necessarily, the ability of the issuer to meet its cash flow obligations contractual cash.
In accordance with the assignment of ratings to each debt instrument, the Group determines whether there is a significant increase in credit risk by comparing the rating at the date of acquisition with the rating at the reporting date, and designates the Stage in which each debt instrument is classified according to the quantitative and qualitative criteria, defined as follows:
(i)	Quantitative criteria -
The Group holds an investment that does not present a significant increase in risk if there is a movement of its credit risk rating within the investment grade. In case there is a movement of its credit risk rating outside the investment grade, it is deemed that the instrument presents a significant increase in risk.

(ii)	Qualitative criteria -
The Group periodically evaluates the following warning signs and criteria to assess whether the financial instrument presents a significant risk increase (stage 2) at the reporting date:

•	Significant decrease (30 percent of its original value) and prolonged (12 months) of the market value of the investment.

•	Infringements of covenants without a waiver from the bondholders committee.

•	Forced interventions by governments in the primary and secondary markets of the issuers.

•	Linkage of the issuer in illicit, political and fraud activities.

•	Impairment of collateral (underlying assets) in the case of securitized instruments.

•	Delays or short and frequent breaches in the payment of coupons.

•	Macroeconomic, regulatory, social, technological and environmental changes are significantly adverse.

•	Other evaluations and/or alerts made by each Subsidiary (financial statements, evaluation of EBIT, financial indicators by industry, regulatory criteria, others).

The table below presents the credit risk ratings issued by risk rating agencies of recognized prestige local and international financial investments:

	As of December 31, 2021		As of December 31, 2020
	S/(000)%		S/(000)%
Instruments issued and rated in Peru:
AAA	14,189	0.1	866,735	3.6
AA- / AA+	3,016	0.0	2,894,385	11.9
A- / A+	3,325	0.0	30,177	0.1
BBB- / BBB+	2,410,077	9.8	—	0.0
BB- / BB+	601,978	2.5	11,742	0.0

	3,032,585	12.4	3,803,039	15.6

Instruments issued in Peru and rated abroad:
A- / A+	—	0.0	6,871,126	28.3
BBB- / BBB+	12,224,488	49.8	4,490,804	18.5
BB- / BB+	141,841	0.6	288,526	1.2
B- / B+	204,762	0.8	—	0.0
Less than B-	—	0.0	180,201	0.7

	12,571,091	51.2	11,830,657	48.7

Instruments issued and rated abroad:
AAA	23,619	0.1	—	0.0
AA- / AA+	28,803	0.1	35,191	0.2
A- / A+	248,343	1.0	141,077	0.5
BBB- / BBB+	2,907,882	11.8	3,241,979	13.4
BB- / BB+	380,192	1.5	214,719	0.9
B- / B+	81,638	0.3	60,818	0.3
Less than B-	—	0.0	246	0.0

	3,670,477	14.8	3,694,030	15.3

Unrated
Certificates of deposits with variable interest rates issued by the BCRP	1,440,944	5.9	—	—
Negotiable certificates of deposit issued by the BCRP	179,207	0.7	1,283,726	5.3
Mutual funds and investment funds participations (*)	1,780,519	7.3	1,212,259	5.0
Others	45	0.0	205,060	0.8
Listed shares	1,235,496	5.0	1,733,795	7.1
Non-listed shares and participations	274,586	1.1	207,041	0.8

Total	24,184,950	98.5	23,969,607	98.7

Accrued interest	362,344	1.5	307,508	1.3

Total	24,547,294	100.0	24,277,115	100.0

(*)	It includes mutual and investment funds which do not have risk rating.

(f)	Concentration of financial instruments exposed to credit risk -
Financial instruments exposed to credit risk were distributed according to the following economic sectors:

	As of December 31, 2021
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)

BCRP	—	1,620,151	—	10,866,021		12,486,172
Consumer loans	—	—	—	12,578,669		12,578,669
Financial services	2,720,174	1,942,437	267,611	7,610,629	(*)	12,540,851
Mortgage loans	35,818	—	—	8,558,105		8,593,923
Manufacturing	198,923	736,926	100,697	4,907,086		5,943,632
Commerce	11,754	129,666	—	5,187,887		5,329,307
Construction and infrastructure	6,414	2,677,270	43,180	771,911		3,498,775
Government of Peru	—	7,246,077	—	3,225,174		10,471,251
Electricity, gas, water and oil	54,001	1,234,861	91,915	919,511		2,300,288
Agriculture	7,824	26,198	1,857	1,777,362		1,813,241
Leaseholds and real estate activities	37,608	72,506	4,580	694,506		809,200
Communications, storage and transportation	175,366	355,501	110,608	1,513,062		2,154,537
Mining	8,824	1,030,543	—	681,864		1,721,231
Community services	9,579	—	—	271,464		281,043
Insurance	2,395	—	—	17,416		19,811
Fishing	—	—	3,270	440,009		443,279
Commercial and micro-business loans	—	—	—	1,170,563		1,170,563
Foreign governments	—	86,974	—	—		86,974
Education, health and other services	3,968	104,545	—	285,101		393,614
Medicine and biotechnology	117,396	—	—	189,496		306,892
Public administration and defense	28,847	142,291	—	119,317		290,455
Professional, scientific and technical activities	15,637	223,841	—	4,009,561		4,249,039
Others	65,104	—	—	35,044		100,148

Total	3,499,632	17,629,787	623,718	65,829,758		87,582,895

Impairment allowance for loans						(2,064,917)
Accrued interest						744,622

Total						86,262,600

(*)	It includes mainly the available funds deposited in the vaults of Interbank and in foreign banks; see Note 4.

	As of December 31, 2020
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
BCRP	—	1,283,727	—	14,645,405		15,929,132
Consumer loans	—	—	—	11,465,126		11,465,126
Financial services	1,709,966	1,931,549	575,526	5,163,346	(*)	9,380,387
Mortgage loans	36,781	—	—	7,723,070		7,759,851
Manufacturing	121,387	953,195	87,316	4,169,365		5,331,263
Commerce	3,887	88,894	339,945	5,341,881		5,774,607
Construction and infrastructure	11,515	2,853,982	41,483	936,384		3,843,364
Government of Peru	—	6,855,324	—	2,650,930		9,506,254
Electricity, gas, water and oil	49,786	1,522,877	167,981	1,073,266		2,813,910
Agriculture	7,945	30,177	1,522	1,483,222		1,522,866
Leaseholds and real estate activities	32,654	92,136	4,551	1,057,679		1,187,020
Communications, storage and transportation	100,077	247,774	153,243	1,840,959		2,342,053
Mining	4,710	1,041,323	—	727,361		1,773,394
Community services	6,738	—	—	319,049		325,787
Insurance	2,965	—	—	191,326		194,291
Fishing	2,339	—	1,981	409,878		414,198
Commercial and micro-business loans	—	—	—	1,127,829		1,127,829
Foreign governments	—	159,859	—	—		159,859
Education, health and other services	13,309	101,356	—	420,961		535,626
Medicine and biotechnology	114,147	58,854	—	227,454		400,455
Public administration and defense	183,929	139,498	—	152,114		475,541
Professional, scientific and technical activities	22,305	541,827	—	4,023,030		4,587,162
Others	13,586	—	—	41,246		54,832

Total	2,438,026	17,902,352	1,373,548	65,190,881		86,904,807

Impairment allowance for loans						(2,984,851)
Accrued interest						729,878

Total						84,649,834

(*)	It includes mainly the available funds deposited in the vaults of Interbank and in foreign banks; see Note 4.

The table below presents the financial instruments with exposure to credit risk, distributed by geographic area:

	As of December 31, 2021
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Investments at amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Peru	379,059	13,988,582	259,810	61,482,338		76,109,789
United States of America	1,966,994	243,396	110,608	1,477,418		3,798,416
Mexico	95,933	1,485,744	—	10,384		1,592,061
Cayman Islands	315,925	—	—	125,989		441,914
Canada	7,774	—	—	934,208		941,982
Luxembourg	272,931	15,270	—	23,121		311,322
Colombia	3,459	318,054	—	85,149		406,662
Chile	30,736	673,805	—	62,221		766,762
Panama	—	281,889	—	519,082	(*)	800,971
Brazil	23,617	173,824	—	142,276		339,717
United Kingdom	231,045	383,668	251,188	38,283		904,184
Germany	28,367	—	—	263,223		291,590
Ireland	—	—	—	474		474
Ecuador	—	—	—	57,477		57,477
Belgium	—	—	164	2		166
Others	143,792	65,555	1,948	608,113		819,408

Total	3,499,632	17,629,787	623,718	65,829,758		87,582,895

Impairment allowance for loans						(2,064,917)
Accrued interest						744,622

Total						86,262,600

(*)	It corresponds mainly to the loan portfolio maintained by Inteligo Bank (domiciled in Panama) with Peruvian citizens.

	As of December 31, 2020
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Peru	407,853	14,218,981	727,749	62,129,061		77,483,644
United States of America	1,096,229	312,506	285,038	1,069,649		2,763,422
Mexico	11,342	1,502,744	—	6,003		1,520,089
Cayman Islands	239,035	4,532	—	72,420		315,987
Canada	5,682	—	—	257,571		263,253
Luxembourg	264,085	15,247	—	56,445		335,777
Colombia	143	519,087	—	52,378		571,608
Chile	2,303	437,630	—	65,990		505,923
Panama	1,086	93,189	119	442,196	(*)	536,590
Brazil	5,224	446,068	—	166,173		617,465
United Kingdom	198,136	271,361	358,848	30,194		858,539
Germany	22,906	—	—	109,522		132,428
Ecuador	3,277	—	—	93,592		96,869
Belgium	—	—	149	55,343		55,492
Others	180,725	81,007	1,645	584,344		847,721

Total	2,438,026	17,902,352	1,373,548	65,190,881		86,904,807

Impairment allowance for loans						(2,984,851)
Accrued interest						729,878

Total						84,649,834

(*)	It corresponds mainly to the loan portfolio maintained by Inteligo Bank (domiciled in Panama) with Peruvian citizens.

(g)	Offsetting of financial assets and liabilities
The information contained in the tables below includes financial assets and liabilities that:

•	Are offset in the statement of financial position of the Group; or

•
Are subject to an enforceable master netting arrangement or similar agreement that covers similar financial instruments, regardless of whether they are offset in the consolidated statement of financial position or not.

Similar arrangements of the Group include derivatives clearing agreements. Financial instruments such as loans and deposits are not disclosed in the following tables since they are not offset in the consolidated statement of financial position.
The offsetting framework agreement issued by the International Swaps and Derivatives Association Inc. (henceforth “ISDA”) and similar master netting arrangements do not meet the criteria for offsetting in the statement of financial position, because of such agreements were created in order for both parties to have an enforceable offsetting right in cases of default, insolvency or bankruptcy of the Group or the counterparties or following other predetermined events. In addition, the Group and its counterparties do not intend to settle such instruments on a net basis or to realize the assets and settle the liabilities simultaneously.
The Group receives and delivers guarantees in the form of cash with respect to transactions with derivatives; see Note 4.

(g.1)	Financial assets subject t o offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2021 and 2020, are presented below:

	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial position	Net amounts of financial assets presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position		Net amount
				Financial instruments (including non-cash guarantees)	Cash guarantees received
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2021
Derivatives, Note 10(b)	793,361	—	793,361	(279,024)	(174,790)	339,547

Total	793,361	—	793,361	(279,024)	(174,790)	339,547

2020
Derivatives, Note 10(b)	395,249	—	395,249	(191,844)	(55,767)	147,638

Total	395,249	—	395,249	(191,844)	(55,767)	147,638

(g.2) Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2021 and 2020, are presented below:
	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets and offset in the consolidated statement of financial position	Net amounts of financial liabilities presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position		Net amount
				Financial instruments (including non-cash guarantees)	Cash guarantees pledged (Note 4(d))
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2021
Derivatives, Note 10(b)	413,797	—	413,797	(279,024)	(121,613)	13,160

Total	413,797	—	413,797	(279,024)	(121,613)	13,160

2020
Derivatives, Note 10(b)	271,326	—	271,326	(191,844)	(70,559)	8,923

Total	271,326	—	271,326	(191,844)	(70,559)	8,923

30.2	Market risk management
Market risk is the possibility of loss due to variations in the financial market conditions. The main variations to which the Group is exposed to are exchange rates, interest rates and prices. Said variations can affect the value of the Group’s financial assets and liabilities.
During the
Covid-19
pandemic crisis, market risk was affected by increased volatility. Regarding the Trading Book, the portfolios were affected since March 2020 by increased volatility in asset prices; however, since the Group’s position in the Trading Book is relatively small, the impacts were not significant.
On the other hand, the Banking Book was also impacted by the pandemic and the government program “Reactiva Peru” promoted the placement of guaranted credits with funding through repurchase agreements, whose effect was that both Interbank’s assets and liabilities are increased with maturity positions between one and three years. Likewise, this program had a significant positive impact on the liquidity level of the entire financial system. Even though these new positions were relevant, the rate risk indicators remained stable as the new positions basically offset each other.
The Group separates its exposure to market risk into two blocks: (i) the one that arises from the fluctuation of the value of the trading investment portfolios, due to movements of market rates or prices (henceforth “Trading Book”) and (ii) the one that arises from the changes in the structural positions (henceforth “Banking Book”) due to movements in interest rates, prices and exchange rates.

(a)	Trading Book -
To control and monitor the risks arising from the volatility of risk factors involved within each instrument, maximum exposure limits by currency, by type of investment and
Value-at-Risk
(henceforth “VaR”), which are controlled on a daily basis, have been established.
The main measurement technique used to measure and control market risk is VaR, which is a statistical measurement that quantifies the maximum loss expected for a period of time and a determined significance level under normal market conditions. The Group uses the VaR model for a period of one day, and a
99-percent
confidence level. VaR is calculated by risk factor: interest rate, price or exchange rate and by type of investment: derivatives, fixed income and variable income.
VaR models are designed to measure the market risk within a normal market environment. Since VaR is based mainly on historical data to provide information and does not clearly predict future changes and modifications in risk factors, the probability of big market movements may be underestimated. VaR can also be under or overestimated due to the hypotheses made on the risk factors and the relation among these factors with the specific instruments. To determine the reliability of VaR models, the actual results are regularly monitored to prove the validity of the assumptions and parameters used in the calculation of VaR.

The Group includes within the VaR calculation the potential loss that may arise from the exposure to exchange rate risk. This risk is included in the VaR calculation because the exchange position is the result of the spot position plus the position in derivative products. Likewise, the total VaR includes the diversification effect that arises as a result of the interaction of the various market risk factors to which the Group is exposed.

The validity of the VaR calculation is proven through back-testing, which uses historical data to ensure that the model adequately estimates the potential losses. Additionally, the sensitivity of risk factors is calculated, which shows the potential portfolio losses in the event of certain fluctuations in factors. Said fluctuations include: interest rate shocks, exchange rate shocks and price shocks.
The VaR results of the Group’s portfolio by type of asset are presented below:

	2021	2020
	S/(000)	S/(000)
Equity investments	54,769	49,623
Debt investments	1,704	5,473
Derivatives and/or exchange position	10,790	6,549
Diversification effect	(1,876)	(15,785)

Consolidated VaR by type of asset (*)	65,387	45,860

The Group’s VaR results by type of risk include the following:

	2021	2020
	S/(000)	S/(000)
Exchange rate risk	7,473	7,251
Interest rate risk	10,712	2,648
Price risk	55,381	55,257
Diversification effect	(8,179)	(19,296)

Consolidated VaR by type of risk (*)	65,387	45,860

(*)	The total VaR is lower than the sum of its components due to the benefits of risk diversification.

(b)	Banking Book -
The portfolios which are not for trading are exposed to different financial risks, since they are sensitive to movements of the market rates, which can result in a negative effect on the value of the assets compared to its liabilities; therefore, on its net value.

(i)	Interest rate risk
Interest rates fluctuate permanently on the market. These fluctuations affect the Group in two ways: first, through the change in the valuation of assets and liabilities; and secondly, affecting the cash flows at repricing. The variation in the valuation of assets and liabilities is increasingly sensitive as the term at which the asset or liability is repriced is extended. This process consists in the assessment of repricing periods. On the other hand, cash flows are affected when the instruments reach maturity, when they are invested or placed at new interest rates effective in the market.
Repricing gap
An analysis of the repricing gaps is performed to determine the impact of the interest rates movements. This analysis consists of assigning the balances of the operations that will change the interest rate into different time gaps. Based on this analysis, the impact of the variation in the valuation of assets and liabilities on each gap is calculated.

(i.1)
The following table summarizes the Group’s exposure to interest rate risk. The Group’s financial instruments are presented at book value (including interest accrued), classified by the repricing period of the contract’s interest rate or maturity date, whichever occurs first:

	As of December 31, 2021
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and due from banks	11,898,425	1,025,641	188,458	60,522	—	3,931,419	17,104,465
Inter-bank funds	30,002	—	—	—	—	—	30,002
Investments at fair value through other comprehensive income (debt and equity)	714,470	1,037,091	334,042	4,339,422	11,496,250	623,718	18,544,993
Investments at amortized cost	—	70,856	—	1,600,220	1,624,954	—	3,296,030
Loans, net (*)	3,056,324	6,033,992	10,498,942	18,122,112	5,751,670	(457,457)	43,005,583
Other assets (**)	202,455	138,208	67,572	497,774	245	4,045,772	4,952,026

Total assets	15,901,676	8,305,788	11,089,014	24,620,050	18,873,119	8,143,452	86,933,099

Financial liabilities
Deposits and obligations	33,250,863	2,205,564	3,540,717	369,270	261,275	9,270,255	48,897,944
Due to banks and correspondents	587,776	685,191	1,795,332	4,488,578	965,972	—	8,522,849
Inter-bank funds	—	—	—	—	—	—	—
Bonds, notes and other obligations	213,362	27,690	165,171	6,546,370	1,437,079	—	8,389,672
Insurance contract liabilities	93,427	183,175	810,746	3,752,061	7,118,649	—	11,958,058
Other liabilities (***)	114,629	131,645	92,945	108,032	14,159	1,754,817	2,216,227
Equity	—	—	—	—	—	9,555,362	9,555,362

Total liabilities and equity	34,260,057	3,233,265	6,404,911	15,264,311	9,797,134	20,580,434	89,540,112

Off- balance sheet accounts
Derivatives held as assets	—	—	—	1,758,267	—	599,700	2,357,967
Derivatives held as liabilities	—	—	—	1,758,267	599,700	—	2,357,967

	—	—	—	—	(599,700)	599,700	—

Marginal gap	(18,358,381)	5,072,523	4,684,103	9,355,739	8,476,285	(11,837,282)	(2,607,013)

Cumulative gap	(18,358,381)	(13,285,858)	(8,601,755)	753,984	9,230,269	(2,607,013)	—

(*)	The balance presented in column “Do not accrue interest” corresponds mainly to accrued income from loans, past-due loans, loans under judicial collection and the provision for loan losses.
(**)
Includes investment property, property, furniture and equipment, net, banker’s acceptances, intangibles and goodwill, net, Other accounts receivable and other assets, net (except accounts receivable from derivative financial instruments held for trading), and deferred income tax assets, net.

(***)	Includes banker’s acceptances and other accounts payable, provisions and other liabilities (except accounts payable for derivative financial instruments held for trading).
Investments at fair value through profit or loss and derivatives held for trading are not considered because these instruments are part of the trading book and the methodology used for the measurement of their market risk is VaR.

	As of December 31, 2020
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and due from banks	14,634,893	194,871	131,924	406,131	—	3,397,663	18,765,482
Inter-bank funds	18,105		—	—	—	—	18,105
Investments at fair value through other comprehensive income (debt and equity)	881,907	228,550	310,640	2,751,911	13,980,484	1,373,548	19,527,040
Investments at amortized cost	—	56,368	—	1,151,355	1,499,575	—	2,707,298
Loans, net (*)	3,169,078	4,399,328	9,685,594	19,731,211	5,136,520	(1,602,308)	40,519,423
Other assets (**)	81,455	129,760	23,453	261,618	337	3,925,856	4,422,479

Total assets	18,785,438	5,008,877	10,151,611	24,302,226	20,616,916	7,094,759	85,959,827

Financial liabilities
Deposits and obligations	31,165,789	2,208,550	3,604,421	543,414	272,614	9,354,487	47,149,275
Due to banks and correspondents	313,610	651,621	932,139	6,886,860	876,647	—	9,660,877
Inter-bank funds	28,971	—	—	—	—	—	28,971
Bonds, notes and other obligations	363,432	23,403	25,122	4,325,714	3,041,080	—	7,778,751
Insurance contract liabilities	88,452	173,892	773,570	3,485,680	7,980,129	—	12,501,723
Other liabilities (***)	96,267	68,062	60,017	124,526	29,638	1,512,647	1,891,157
Equity	—	—	—	—	—	8,953,949	8,953,949

Total liabilities and equity, net	32,056,521	3,125,528	5,395,269	15,366,194	12,200,108	19,821,083	87,964,703

Off- balance sheet accounts
Derivatives held as assets	—	—	—	1,596,861	—	543,150	2,140,011
Derivatives held as liabilities	—	—	—	1,596,861	543,150	—	2,140,011

	—	—	—	—	(543,150)	543,150	—

Marginal gap	(13,271,083)	1,883,349	4,756,341	8,936,032	7,873,658	(12,183,174)	(2,004,877)

Cumulative gap	(13,271,083)	(11,387,734)	(6,631,393)	2,304,639	10,178,297	(2,004,877)	—

(*)	The balance presented in column “Do not accrue interest” corresponds mainly to accrued income from loans, past-due loans, loans under judicial collection and the provision for loan losses.
(**)
Includes investment property, property, furniture and equipment, net, banker’s acceptances, intangibles and goodwill, net, Other accounts receivable and other assets, net (except accounts receivable from derivative financial instruments held for trading), and deferred income tax assets, net.

(***)	Includes banker’s acceptances and other accounts payable, provisions and other liabilities (except accounts payable for derivative financial instruments held for trading).
Investments at fair value through profit or loss and derivatives held for trading are not considered because these instruments are part of the trading book and the methodology used for the measurement of their market risk is VaR.

(i.2)	Sensitivity to changes in interest rates -
The exposure to the interest rate is supervised by the GIR Committee and the ALCO Committee. The GIR Committee approves the various limits applicable to the financial instruments’ management. The ALCO Committee analyzes and monitors the results of the asset and liability management strategies and decisions implemented. Likewise, it defines the strategies and analyzes the sources of financing, as well as the coverage of the balance executed by the Bank. In particular, the latter could be considered to cover the exposure due to the variation in cash flows attributed to changes in variable market rates, to fix the cost of funds considering the global context of future movement of rates in the currencies under evaluation, to transform the cost of funds from foreign currency to the functional currency, among other casuistic as reviewed and approved by the Committee, considering the risk limits.
In this regard, the effect of movements in interest rates is analyzed based on the Regulatory Model and takes into account: (i) the financial margin for the next 12 months or Earning at Risk (EaR) and (ii) the Equity Value at Risk (EVaR), as detailed below:

•	Earning at Risk indicator, calculated as a percentage of the equity

•	Cash, the legal limit of 5 percent and an early warning of 4 percent are set.

•	Value at Risk indicator, calculated as a percentage of the effective equity, establishes the internal limit of 15 percent and an early warning of 13 percent.
Thus, interest rate risk is managed and supervised by monitoring the aforementioned indicators, which allows Management to assess the potential effect of interest rates movements on the Group’s financial margin and thus manage the terms and the fixed and/or variable yields generated by the financial instruments held by the Group, including strategies on the derivative financial instruments designated as hedge accounting.
For its part, the GIR Committee oversees the approval levels of structural interest-rate risk capacity and appetite, which are detailed in the Bank’s Risk Appetite Framework.
In the case of Interseguro and Inteligo Bank, their Boards establish limits, which are controlled by their respective Investment Risk Unit.

The table below presents the sensitivity to a possible change in interest rates, with all other variables kept constant, in the consolidated statement of income and in the consolidated statement of changes in equity, before Income Tax and non-controlling
interest.

	As of December 31, 2021
Currency	Changes in basis points	Sensitivity of net income		Sensitivity of other net comprehensive income
		S/(000)		S/(000)
US Dollar	+/-25	+/-	10,091	+/-	149,172
US Dollar	+/-50	+/-	20,182	+/-	298,698
US Dollar	+/-75	+/-	30,274	+/-	448,883
US Dollar	+/-100	+/-	40,365	+/-	600,165
Sol	+/-50	-/+	20,858	-/+	363,643
Sol	+/-75	-/+	31,287	-/+	546,431
Sol	+/-100	-/+	41,716	-/+	729,860
Sol	+/-150	-/+	62,574	-/+	1,100,408

	As of December 31, 2020
Currency	Changes in basis points	Sensitivity of net income		Sensitivity of other net comprehensive income
		S/(000)		S/(000)
US Dollar	+/-25	+/-	6,182	+/-	141,881
US Dollar	+/-50	+/-	12,363	+/-	284,009
US Dollar	+/-75	+/-	18,541	+/-	426,629
US Dollar	+/-100	+/-	24,717	+/-	569,991
Sol	+/-50	-/+	25,111	-/+	408,975
Sol	+/-75	-/+	37,661	-/+	614,760
Sol	+/-100	-/+	50,207	-/+	821,425
Sol	+/-150	-/+	75,291	-/+	1,239,666
The interest rate sensitivities shown in the tables above are only illustrative and are based on simplified scenarios. The figures represent the effect of the pro-forma
movements in the net interest income based on the projected scenarios yield curve and the Group’s current interest rate risk profile. However, this effect, does not include actions that would be taken by Management to mitigate the impact of this interest rate risk. In addition, the Group seeks proactively to change the interest rate risk profile to minimize losses and optimize net revenues. The above projections also assume that interest rate of all maturities move by the same amount and, therefore, do not reflect the potential impact on net interest income of some rates changing while others remain unchanged. The projections also include assumptions to facilitate calculations, such as that all positions are held to maturity.

Notes to the consolidated financial statements (continued)

(i.3)	Sensitivity to price variation -
Shares classified as investments at fair value through other comprehensive income, for the years 2021 and 2020, are not considered as part of the investments for interest rate sensitivity calculation purposes. However, a calculation of sensitivity in market prices and the effect on expected unrealized gain or loss in the consolidated statement of other comprehensive income, before Income Tax and non-controlling
interest, as of December 31, 2021 and 2020, is presented below:

	Changes in market price	2021	2020
	%	S/(000)	S/(000)
Sensitivity to market price
Shares	+/-10	62,372	137,355
Shares	+/-25	155,930	343,387
Shares	+/-30	187,115	412,064
Notes to the consolidated financial statements (continued)

(ii)	Foreign exchange risk
The Group is exposed to fluctuations in the exchange rates of the foreign currency prevailing in its financial position and cash flows. Management sets limits on the levels of exposure by currency and total daily and overnight positions, which are monitored daily. Most of the assets and liabilities in foreign currency are stated in US Dollars. Transactions in foreign currency are made at the exchange rates of free market.
As of December 31, 2021, the weighted average exchange rate of free market published by the SBS for transactions in US Dollars was S/3.975 per US$1 bid and S/3.998 per US$1 ask (S/3.618 and S/3.624 as of December 31, 2020, respectively). As of December 31, 2021, the exchange rate for the accounting of asset and liability accounts in foreign currency set by the SBS was S/3.987 per US$1 (S/3.621 as of December 31, 2020).
The table below presents the detail of the Group’s position:

	As of December 31, 2021
	US Dollars	Soles	Other currencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	10,415,166	6,062,879	626,420	17,104,465
Inter-bank funds	—	30,002	—	30,002
Financial investments	8,709,754	15,708,023	129,517	24,547,294
Loans, net	12,086,570	30,919,013	—	43,005,583
Due from customers on acceptances	152,423	—	—	152,423
Other accounts receivable and other assets, net	222,795	1,199,349	689	1,422,833

	31,586,708	53,919,266	756,626	86,262,600

Liabilities
Deposits and obligations	20,003,314	28,382,727	511,903	48,897,944
Due to banks and correspondents	757,039	7,765,810	—	8,522,849
Bonds, notes and other obligations	7,616,634	773,038	—	8,389,672
Due from customers on acceptances	152,423	—	—	152,423
Insurance contract liabilities	5,241,284	6,716,774	—	11,958,058
Other accounts payable, provisions and other liabilities	523,281	1,753,975	1,621	2,278,877

	34,293,975	45,392,324	513,524	80,199,823

Forwards position, net	(378,778)	464,885	(86,107)	—
Currency swaps position, net	2,171,025	(2,171,025)	—	—
Cross currency swaps position, net	2,123,300	(2,123,300)	—	—
Options position, net	(3)	3	—	—

Monetary position, net	1,208,277	4,697,505	156,995	6,062,777

	As of December 31, 2020
	US Dollars	Soles	Other currencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	7,232,836	10,959,492	573,154	18,765,482
Inter-bank funds	18,105	—	—	18,105
Financial investments	8,926,088	15,262,993	88,034	24,277,115
Loans, net	10,535,743	29,983,680	—	40,519,423
Due from customers on acceptances	16,320	—	—	16,320
Other accounts receivable and other assets, net	312,407	740,113	869	1,053,389

	27,041,499	56,946,278	662,057	84,649,834

Liabilities
Deposits and obligations	16,244,869	30,519,198	385,208	47,149,275
Inter-bank funds	28,971	—	—	28,971
Due to banks and correspondents	643,977	9,016,900	—	9,660,877
Bonds, notes and other obligations	6,887,363	891,388	—	7,778,751
Due from customers on acceptances	16,320	—	—	16,320
Insurance contract liabilities	4,905,233	7,596,490	—	12,501,723
Other accounts payable, provisions and other liabilities	530,180	1,440,976	32,631	2,003,787

	29,256,913	49,464,952	417,839	79,139,704

Forwards position, net	1,525,029	(1,369,873)	(155,156)	—
Currency swaps position, net	264,160	(264,160)	—	—
Cross currency swaps position, net	1,926,886	(1,926,886)	—	—
Options position, net	48	(48)	—	—

Monetary position, net	1,500,709	3,920,359	89,062	5,510,130

As of December 31, 2021, the Group granted indirect loans (contingent operations) in foreign currency for approximately US$651,240,000, equivalent to S/2,596,494,000 (US$634,242,000, equivalent to S/2,296,590,000 as of December 31, 2020); see Note 18.
The Group manages the exchange rate risk through the matching of its active and passive operations, supervising its global exchange position daily. The global exchange position of the Group is equivalent to long positions minus short positions in currencies other than the Sol. The global exchange position includes balance positions (spot) and the positions in derivatives, including the positions of derivatives that have been designated as accounting hedges with the purpose of covering the exposure due to the variation of the exchange rate; see Note10(b). Any depreciation/appreciation of the foreign currency would affect the consolidated statement of income. An imbalance in the monetary position would make the Group’s consolidated statement of financial position vulnerable to the fluctuation of the foreign currency (exchange rate “shock”).
The table below shows the analysis of variations of the US Dollar, the main foreign currency to which the Group has exposure as of December 31, 2021 and 2020. The analysis determines the effect of a reasonably possible variation of the exchange rate US Dollar to the Sol, considering all the other variables constant in the consolidated statement of other comprehensive income before Income Tax. A negative amount shows a potential net reduction in the consolidated statement of income, while a positive amount reflects a net potential increase:

Sensitivity analysis	Changes in currency rates	2021	2020
	%	S/(000)	S/(000)
Devaluation
US Dollar	5	(42,218)	(22,242)
US Dollar	10	(84,437)	(44,483)
US Dollar	15	(126,655)	(66,725)
Revaluation
US Dollar	5	42,218	22,242
US Dollar	10	84,437	44,483
US Dollar	15	126,655	66,725
30.3	Liquidity risk
Liquidity risk consists in the Group’s inability to comply with the maturity of its obligations, thus incurring in losses that significantly affect its equity position. This risk may arise as a result of various events such as: the unexpected decrease of funding sources, the inability to rapidly settle assets, among others.

The Group has a set of indicators that are controlled and reported daily, which establish the minimum liquidity levels allowed for the short-term and reflect several risk aspects such as: concentration, stability, position by currency, main depositors, etc.
Likewise, the Group assesses medium-term and long-term liquidity through a structural analysis of its funds inflows and outflows in different maturity terms. This process allows to know, for each currency, the various funding sources, how liquidity needs increase and which terms are mismatched. Both for assets and liabilities, assumptions are considered for the operations that do not have determined maturity dates, such as revolving loans, savings and similar ones, as well as contingent liabilities, such as non-used
letters of credit or lines of credit. Based on this information, the necessary decisions to maintain target liquidity levels are made.
In the case of Interbank, liquidity is managed by the Vice-Presidency of Capital Markets, which chairs the ALCO Committee, where positions, movements, indicators and limits on liquidity management are presented. Liquidity risk is supervised by the GIR Committee, defining the risk level that Interbank is willing to take and the corresponding indicators, limits and controls are reviewed. The Market Risk Division is in charge of tracking said indicators. Interbank takes short-term deposits and transforms them into longer-term loans. Therefore, its exposure to liquidity risk increases. Interbank maintains a set of deposits that are historically renewed or maintained, and which represent a stable funding source.
In the case of Interseguro, it is exposed to requirements other than their cash resources, mainly claims resulting from their short-term insurance contracts. The Board of Directors of the company establishes limits on the minimum proportion of the maturity funds available to meet these requirements and in a minimum level of lines of credit that must be available to cover claims at unexpected claim levels.
With regards to long-term insurance contracts, considering the types of products offered and the long-term contractual relationship with clients (the liquidity risk is not material) the emphasis is on sufficient availability of flow of assets, and the term matching of the latter with the liability obligations (mathematical technical reserves), for which there are sufficiency and adequacy indicators.
In the case of Inteligo Bank, the Board of Directors has established liquidity levels as to the minimum amount of available funds required to meet such requirements and the minimum level of inter-banking facilities and other loan mechanisms that should exist to cover unexpected withdrawals. Inteligo Bank holds a short-term asset portfolio comprised of loans and investments to ensure sufficient liquidity.
Inteligo Bank’s financial assets include unlisted equity investments, which generally are illiquid. In addition, Inteligo Bank holds investments in closed (unlisted) and open-ended investment funds, which may be subject to redemption restrictions such as “side pockets” and redemption limits. As a result, Inteligo Bank may not be able to settle some of its investments in these instruments in due time to meet its liquidity requirements.
The following table presents the Group’s undiscounted cash flows payable according to contractual terms agreed (including the payment of future interest):

	As of December 31, 2021
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial liabilities by type -
Deposits and obligations	39,298,408	2,286,838	3,555,643	1,251,449	2,723,645	49,115,983
Inter-bank funds	—	—	—	—	—	—
Due to banks and correspondents	732,010	431,352	2,649,853	4,373,597	1,233,202	9,420,014
Bonds, notes and other obligations	72,423	43,626	378,421	7,322,864	1,678,191	9,495,525
Due from customers on acceptances	56,903	68,083	27,437	—	—	152,423
Insurance contract liabilities	96,757	189,835	840,717	3,752,862	16,407,482	21,287,653
Other accounts payable, provisions and other liabilities	543,673	244,249	104,420	96,525	876,213	1,865,080

Total non-derivative financial liabilities	40,800,174	3,263,983	7,556,491	16,797,297	22,918,733	91,336,678

Derivatives held for trading (*) -
Contractual amounts receivable (inflow)	938,973	926,361	1,782,384	1,874,161	289,991	5,811,870
Contractual amounts payable (outflow)	848,334	999,058	1,727,425	2,093,959	302,650	5,971,426

Total	90,639	(72,697)	54,959	(219,798)	(12,659)	(159,556)

Derivatives held as hedge (**) -
Contractual amounts receivable (inflow)	29,634	—	29,670	1,787,938	113,850	1,961,092
Contractual amounts payable (outflow)	35,742	—	46,619	1,520,104	11,407	1,613,872

Total	(6,108)	—	(16,949)	267,834	102,443	347,220

	As of December 31, 2020
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial liabilities by type -
Deposits and obligations	37,415,275	2,345,526	3,672,558	2,337,990	1,718,650	47,489,999
Inter-bank funds	28,971	—	—	—	—	28,971
Due to banks and correspondents	319,026	500,321	1,000,789	7,402,575	1,149,770	10,372,481
Bonds, notes and other obligations	57,703	42,939	227,599	5,432,266	3,388,314	9,148,821
Due from customers on acceptances	5,001	7,497	3,822	—	—	16,320
Insurance contract liabilities	88,453	173,892	773,570	3,485,680	15,529,113	20,050,708
Other accounts payable, provisions and other liabilities	653,979	82,903	135,793	188,089	671,697	1,732,461

Total non-derivative financial liabilities	38,568,408	3,153,078	5,814,131	18,846,600	22,457,544	88,839,761

Derivatives held for trading (*) -
Contractual amounts receivable (inflow)	327,800	364,140	1,406,563	3,803,005	2,212,074	8,113,582
Contractual amounts payable (outflow)	320,566	361,367	1,396,413	3,860,894	2,205,300	8,144,540

Total	7,234	2,773	10,150	(57,889)	6,774	(30,958)

Derivatives held as hedge (**) -
Contractual amounts receivable (inflow)	26,913	—	26,947	1,677,668	57,300	1,788,828
Contractual amounts payable (outflow)	35,742	—	44,453	1,582,390	18,482	1,681,067

Total	(8,829)	—	(17,506)	95,278	38,818	107,761

(*)	It includes contracts whose future flows agreed to be exchanged are settled on a net basis (non-delivery) and a gross basis (full-delivery).
(**)	It only includes contracts whose future flows agreed to be exchanged are settled on a net basis (non-delivery)
The table below shows maturity, by contractual term, of the contingent credits (indirect loans) granted by the Group as of the dates of the consolidated statement of financial position:

	2021	2020
	S/(000)	S/(000)
Contingent credits (indirect loans)
Up to 1 month	974,601	1,205,650
From 1 to 3 months	1,242,858	1,169,887
From 3 to 12 months	2,056,381	1,989,466
From 1 to 5 years	166,618	246,928
Over 5 years	—	—

Total	4,440,458	4,611,931

The Group estimates that not all of the contingent loans (indirect) or commitments will be used before the maturity date of the commitments.
The following table shows the changes in liabilities arising from financing activities according to IAS 7:

	2021
	Balance as of January 1	Dividends payable	Cash flow	Effect of movement in exchange rate	Others	Balance as of December 31
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Inter-bank funds	28,971	—	(30,945)	1,974	—	—
Bonds, notes and other obligations	7,778,751	—	(91,000)	713,744	(11,823)	8,389,672
Lease liability related to right-of-use assets	269,755	—	(66,646)	7,438	24,399	234,946
Dividends payable	921	634,181	(633,883)	—	—	1,219

Total liabilities for financing activities	8,078,398	634,181	(822,474)	723,156	12,576	8,625,837

	2020
	Balance as of January 1	Dividends payable	Cash flow	Effect of movement in exchange rate	Others	Balance as of December 31
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Inter-bank funds	169,138	—	(140,167)	—	—	28,971
Bonds, notes and other obligations	6,890,290	—	312,600	549,801	26,060	7,778,751
Lease liability related to right-of-use assets	341,836	—	(74,608)	5,081	(2,554)	269,755
Dividends payable	691	700,660	(700,430)	—	—	921

Total liabilities for financing activities	7,401,955	700,660	(602,605)	554,882	23,506	8,078,398

30.4	Operational risk
Operational risk is the risk of loss arising from systems failure, human error, fraud or external events. When internal controls fail, operational risks can cause damage to reputation, have legal or regulatory implications, or lead to financial loss. The Group cannot expect to eliminate all operational risks, but through a control framework and by monitoring and responding to potential risks, the Group is able to manage these risks. Controls include mainly the segregation of duties, accesses, authorization and reconciliation procedures, staff training and assessment processes, including the review by Internal Audit.
The Group’s Management has focused its attention mainly on the implications of the
Covid-19
pandemic (2020 and 2021) on the development of its operations. In this regard, a number of measures were implemented that ensured the remote work of its
workers within the optimal parameters of information technology and cybersecurity systems.

30.5	Insurance risk management
The risk under an insurance contract, in any of its various forms, is the possibility that the insured event occurs and; therefore, uncertainty is realized in the amount of the resulting claim. Given the nature of the insurance contract, this risk is aleatory and; therefore, unpredictable.
Regarding a portfolio of insurance contracts where the theory of large numbers and probabilities for pricing and provisions is applied, the main risk faced by the insurance business of the Group, managed by Interseguro, is that claims and/or payments of benefits covered by the policies exceed the book value of insurance liabilities. This could happen to the extent that the frequency and/or severity of claims and benefits are higher than estimated. The factors that are considered to perform the assessment of insurance risks include the following:

•	Frequency and severity of claims;

•	Sources of uncertainty in the calculation of payment of future claims;

•	Mortality tables for different coverage plans in the life insurance segment;

•	Changes in market rates of investments that directly affect the discount rates to calculate mathematical reserves; and

•	Specific requirements established by the SBS according to insurance plans.
On the other hand, Interseguro has signed contracts of automatic reinsurance coverage mainly in credit life, retirement and life insurances that protect it from losses due to frequency and severity. The objective of this reinsurance negotiation is that the total net insurance losses do not affect the equity and liquidity of Interseguro. Interseguro’s policy is to sign contracts with companies with international rating determined by SBS rules. Annuities contracts do not have reinsurance coverage.

(a)	Life insurance contracts -
Interseguro has developed its insurance underwriting strategy to diversify the type of insurance risks accepted. Factors that aggravate the insurance risk include lack of risk diversification in terms of type and amount of risk and geographic location. The underwriting strategy aims to ensure that underwriting risks are well diversified in terms of type and amount of risk. Underwriting limits serve to implement the selection criteria for appropriate risk. As of December 31, 2021 and 2020, most of the insurance contracts entered into by Interseguro are located in the city of Lima.
The sufficiency of reserves is a principle of insurance management. Technical reserves for claims and premiums are estimated by Interseguro’s actuaries and reviewed by independent experts when deemed necessary.

Interseguro’s Management constantly monitors trends in claims, which allows it to perform estimates of IBNR that are supported by recent information.
On the other hand, Interseguro is exposed to the risk that mortality and morbidity rates associated with customers do not reflect the actual mortality and morbidity and may cause the premium calculated for the coverage offered to be insufficient to cover claims. For this reason, Interseguro performs a careful risk selection or underwriting when issuing policies, because by doing so it can classify the degree of risk presented by a proposed insured, analyzing characteristics such as gender, smoking condition, health condition, among others.
In the particular case of annuities, the risk assumed by Interseguro is that the real life expectancy of the insured population is greater than that estimated when determining income, which would mean a deficit of reserves to comply with the payment of pensions.
On the other hand, insurance products do not have particularly relevant terms or clauses that could have a significant impact or represent significant uncertainties over Interseguro’s cash flows.

(b)	Real estate risk management -
Real estate risk is defined as the possibility of losses due to changes or volatility of market prices of properties; see Note 7. Investment properties are held by Interseguro to manage its long term inflows and match its technical reserves. SBS Resolution No. 2840-2012, dated May 11, 2012, “Regulations on Real Estate Risk Management in Insurance Companies”, requires that insurance companies adequately identify, measure, control and report the real estate risk level they are exposed to.

Additionally, Interseguro has identified the following risks associated with its real estate portfolios:

•	The cost to develop a project may increase if there are delays in the planning process; however, Interseguro receives services from advisors to reduce the risks that may arise in the planning process.

•
A major lessee may become insolvent thus causing a significant loss in rental income and a reduction in the value of the associated property. To reduce this risk, Interseguro reviews the financial position of all prospective lessees and decides on the appropriate level of safety required, such as lease deposits or guarantees.

•	The fair values of the investment property could be affected by the cash flows generated by the tenants and/or lessees, as well as by the economic conditions of Peru and future expectations

30.6	Capital management
The Group manages in an active manner a capital base to cover the risks inherent to its activities. Capital adequacy of the Group is monitored by using regulations and ratios established by the different regulators. See Note 16(f).